Submission	Oct. 24, 2025
Submission [Line Items]
Central Index Key	0000109657
Registrant Name	GT Biopharma, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A